Property, Plant and Equipment	12 Months Ended
Nov. 27, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 2:    PROPERTY, PLANT AND EQUIPMENT

The components of property, plant and equipment (“PP&E”) were as follows:

	November 27, 2011	November 28, 2010
	(Dollars in thousands)
Land	$30,236	$29,728
Buildings and leasehold improvements	422,020	406,644
Machinery and equipment	477,895	493,325
Capitalized internal-use software	286,662	186,905
Construction in progress	17,434	55,259

Subtotal	1,234,247	1,171,861
Accumulated depreciation	(731,859)	(683,258)

PP&E, net	$502,388	$488,603

Depreciation expense for the years ended November 27, 2011, November 28, 2010, and November 29, 2009, was $104.8 million, $88.9 million and $76.8 million, respectively.

Capitalized internal-use software at November 27, 2011, and November 28, 2010, primarily related to the implementation of the Company’s enterprise resource planning system and various information technology systems. Construction in progress at November 27, 2011, and November 28, 2010, primarily related to the installation of various information technology systems and leasehold improvements.